Leases - Maturity Analysis of Lease Payments Due on Sales-type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Unguaranteed residual value of sales-type and direct financing leases	$ 458	$ 422
Maturity analysis of the lease payments due on sales-type and direct financing leases
2024	1,735
2025	1,360
2026	713
2027	353
2028	91
Thereafter	9
Total undiscounted cash flows	4,261
Present value of lease payments (recognized as financing receivables)	3,832
Difference between undiscounted cash flows and discounted cash flows	$ 429